RISK MANAGEMENT - Loans individually evaluated for impairment (Details) - Loans assessed individually - COP ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	$ 6,651,883	$ 4,941,777
Collateral Guarantees	1,202,627	1,196,882
Allowance Recognized	2,428,132	1,491,033
Without recognized provision
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	201,412	367,252
Collateral Guarantees	447,439	806,906
With recognized provision
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	6,450,471	4,574,525
Collateral Guarantees	755,188	389,976
Allowance Recognized	2,428,132	1,491,033
Commercial loans
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	5,873,899	4,153,165
Collateral Guarantees	638,247	471,033
Allowance Recognized	2,195,263	1,363,315
Commercial loans | Without recognized provision
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	85,531	180,527
Collateral Guarantees	126,642	242,366
Commercial loans | With recognized provision
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	5,788,368	3,972,638
Collateral Guarantees	511,605	228,667
Allowance Recognized	2,195,263	1,363,315
Consumer
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	2,604	233
Collateral Guarantees	560
Allowance Recognized	1,813	70
Consumer | With recognized provision
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	2,604	233
Collateral Guarantees	560
Allowance Recognized	1,813	70
Mortgage
Disclosure of loans and receivables [Line Items]
Gross Amount Registered		1,907
Allowance Recognized		781
Mortgage | With recognized provision
Disclosure of loans and receivables [Line Items]
Gross Amount Registered		1,907
Allowance Recognized		781
Financial Leasing
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	775,380	786,472
Collateral Guarantees	563,820	725,849
Allowance Recognized	231,056	126,867
Financial Leasing | Without recognized provision
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	115,881	186,725
Collateral Guarantees	320,797	564,540
Financial Leasing | With recognized provision
Disclosure of loans and receivables [Line Items]
Gross Amount Registered	659,499	599,747
Collateral Guarantees	243,023	161,309
Allowance Recognized	$ 231,056	$ 126,867